Financial commitments and contingent liabilities - Lease Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial commitments and contingent liabilities
Operating lease cost	$ 2,273	$ 3,005	$ 2,220
Net lease cost	$ 2,273	$ 3,005	$ 2,220